COMMITMENTS AND CONTINGENCIES - Additional information (Details)			9 Months Ended
	Oct. 06, 2022 USD ($) $ / shares shares	Sep. 26, 2022 shares	Sep. 30, 2022 USD ($) $ / shares D shares	Dec. 31, 2021 $ / shares shares
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares			$ 11.50	$ 11.50
Expiration term of warrants (in years)			5 years	5 years
Number of shares for each warrant | shares			1	1
VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration	100.00%		100.00%
Equity value of acquiree			$ 110,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Minimum net tangible assets upon closing			$ 5,000,001
Business Combination Agreement | Vsee Health Incentive Plan
COMMITMENTS AND CONTINGENCIES
Percentage of shares reserved for issuance			15.00%
Business Combination Agreement | iDoc
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration			100.00%
Numerator for calculation of closing consideration			$ 49,500,000
Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Exercise price of stock options | $ / shares			10
Numerator for calculation of closing consideration			$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares			$ 10
PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Exercise price of warrants | $ / shares			$ 12.50
Expiration term of warrants (in years)			5 years
Conversion price of convertible notes | $ / shares			$ 10.00
Minimum aggregate purchase price of additional offering			$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements			$ 5,000,000
Percentage of additional offering securities in additional offerings			100.00%
Percentage of offered securities in subsequent placements			25.00%
Lock-up period (in months)			8 months
Stock price trigger | $ / shares			$ 12.50
Agreement number of consecutive trading days | D			20
PIPE Registration Rights Agreement
COMMITMENTS AND CONTINGENCIES
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants			200.00%
Threshold number of days to file a registration statement			30 days
Threshold days for registration statement to be effective			90 days
Threshold days for registration statement to be effective if undergone review			120 days
Bridge Securities Purchase Agreement with Accredited Investor | VSee and iDoc
COMMITMENTS AND CONTINGENCIES
Number of vested incentive stock options of which plaintiff filed demand | shares		10,000
Bridge Securities Purchase Agreement with Accredited Investor | VSee and iDoc | Bridge Loan
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares	30,000
Exercise price of warrants | $ / shares	$ 11.50
Percentage of issue discount on loan	10.00%
Aggregate principal amount	$ 2,222,222
Interest rate (in percent)	10.00%
Number of warrants in a unit | shares	173,913
Number of shares for each warrant | shares	1
Percentage of unpaid principal payable on closing of PIPE financing	110.00%
Percentage of guaranteed purchase commitment	10.00%
Vsee Common Stock | Business Combination Agreement | Vsee
COMMITMENTS AND CONTINGENCIES
Percentage of common stock issued as consideration			100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Warrants issued to purchase number of shares | shares			424,000
Aggregate purchase price			$ 8,000,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares			8,000
Series B Preferred Stock | Securities Purchase Agreement
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares			4,370
Deferred underwriting fee considered for purchase price of shares			$ 4,370,000